Share Capital (Details)							12 Months Ended
	Jan. 15, 2025 USD ($) shares	Jan. 15, 2025 CAD ($) $ / shares shares	Dec. 04, 2024 USD ($) shares	Dec. 04, 2024 CAD ($) $ / shares shares	Jun. 10, 2024 USD ($) shares	Jun. 10, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares shares
Share Capital [Line Items]
Unlimited common shares							Unlimited
Price per share
Gross proceeds from private placement	$ (244)	$ 350	$ (355,000)	$ 500
Gross proceeds from public offering					$ (29,270,000)	$ 40,289
General and administrative expenditures (in Dollars) | $							$ 12,943,000		$ 11,469,000
Exploration and evaluation assets (in Dollars) | $							$ 6,291,000
Weighted average exercise price per share of options, granted								10.58		$ 4.56
Weighted average exercise price per share of options, exercised								2.07		0.71
Weighted average exercise price per share of options, forfeited								4.99		8.95
Weighted average share price at the date of exercise of stock options								$ 2.07		$ 2.83
Restricted share units outstanding (in Shares) | shares							260,836
Solaris shares issuable (in Shares) | shares							26,085
General and Administrative Expenditures [Member]
Share Capital [Line Items]
General and administrative expenditures (in Dollars) | $							$ 3,903,000		$ 3,998,000
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding (in Shares) | shares								166,896,936		163,234,932
Issued shares (in Shares) | shares			143,267	143,267	8,222,500	8,222,500
Common Shares [Member] | Share Placements [Member]
Share Capital [Line Items]
Price per share		$ 4.2		$ 3.49		$ 4.9
Share Placements [Member]
Share Capital [Line Items]
Issued shares (in Shares) | shares	83,333	83,333
Share Purchase Options [Member]
Share Capital [Line Items]
Exploration and evaluation assets (in Dollars) | $							$ 120